Inventories (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Inventories
Finished goods	£ 13,053,000	£ 3,543,000
Cost of inventory recognized during the year	38,726,000	13,043,000	£ 12,307,000
Write down of inventories	264,000	466,000	244,000
Reversal of previous inventory write-down	£ 466,000	£ 244,000	£ 119,000